UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2014

Semiannual Report

to Shareholders

DWS High Income Fund

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Manager
7 Portfolio Summary
9 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
45 Notes to Financial Statements
61 Information About Your Fund's Expenses
63 Advisory Agreement Board Considerations and Fee Evaluation
68 Account Management Resources
70 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The economic recovery appears to be gaining traction here in the United States and across much of the globe. Still, the data we see on television and the Internet provide a mixed message. Corporate profit growth may be decelerating, but manufacturing and the housing market are strengthening. Employment numbers are not as strong as one would expect, yet consumer confidence is resilient. All in all, economic growth has been sufficient for the Federal Reserve to taper its bond-buying program.

What lies ahead? Randy Brown, co-chief investment officer for Deutsche Asset & Wealth Management, suggests that "despite the slowdown in some emerging economies, global growth is likely to remain solid." And "as a result of stable economic growth and continued tapering, we expect the yields of long U.S. Treasuries to increase eventually."

Does this view suggest the need for a change in strategy? The answer will depend on your current asset allocation as well as whether a change has occurred in your personal circumstances, objectives or investment time horizon. A trusted financial advisor who fully understands your specific situation and goals can be the best resource when weighing any major decisions. In any case, we believe that some measure of diversification across a variety of securities and asset classes makes sense. Although it doesn't insure against loss or guarantee a profit, diversification can help your portfolio weather short-term market fluctuations. And that is a helpful strategy in any environment.

Best regards,

Brian Binder
President, DWS Funds

Performance Summary March 31, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	6.31%	7.45%	15.45%	7.64%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.53%	2.61%	14.39%	7.15%
Credit Suisse High Yield Index†	6.63%	7.67%	17.46%	8.39%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	5.87%	6.55%	14.51%	6.78%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	1.87%	3.55%	14.40%	6.78%
Credit Suisse High Yield Index†	6.63%	7.67%	17.46%	8.39%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	5.69%	6.40%	14.51%	6.82%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.69%	6.40%	14.51%	6.82%
Credit Suisse High Yield Index†	6.63%	7.67%	17.46%	8.39%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	5.90%	6.81%	14.99%	7.22%
Credit Suisse High Yield Index†	6.63%	7.67%	17.46%	8.39%
Class S		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/14
No Sales Charges		6.36%	7.54%	9.66%
Credit Suisse High Yield Index†		6.63%	7.67%	9.88%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	6.23%	7.51%	15.71%	7.96%
Credit Suisse High Yield Index†	6.63%	7.67%	17.46%	8.39%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2014 are 0.92%, 1.73%, 1.69%, 1.50%, 0.85% and 0.66% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of the DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class S shares commenced operations on May 1, 2012. The performance shown for the index is for the time period of April 30, 2012 through March 31, 2014, which is based on the performance period of the life of Class S.

† The Credit Suisse High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value
3/31/14	$5.05	$5.05	$5.05	$5.04	$5.05	$5.05
9/30/13	$4.89	$4.89	$4.90	$4.89	$4.89	$4.90
Distribution Information as of 3/31/14
Income Dividends, Six Months	$.15	$.12	$.13	$.14	$.15	$.15
March Income Dividend	$.0242	$.0207	$.0209	$.0225	$.0247	$.0253
SEC 30-day Yield††	3.76%	3.11%	3.18%	3.55%	4.05%	4.21%
Current Annualized Distribution Rate††	5.75%	4.92%	4.97%	5.36%	5.87%	6.01%

†† The SEC yield is net investment income per share earned over the month ended March 31, 2014, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 89.5%
Consumer Discretionary 16.7%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022 (b)		1,935,000	1,968,862
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	811,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		4,215,000	4,562,737
7.0%, 5/20/2022		3,260,000	3,561,550
APX Group, Inc.:
6.375%, 12/1/2019		1,895,000	1,932,900
8.75%, 12/1/2020		240,000	244,200
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		3,960,000	4,435,200
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	4,078,125
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	3,130,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		1,845,000	1,858,838
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		1,870,000	1,851,300
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,694,485
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		1,400,000	1,548,750
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		970,000	989,400
8.0%, 4/15/2020 (b)		520,000	606,450
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		5,080,000	4,495,800
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	2,065,612
CCO Holdings LLC:
6.5%, 4/30/2021		2,680,000	2,840,800
6.625%, 1/31/2022		4,060,000	4,339,125
7.0%, 1/15/2019 (b)		6,185,000	6,540,637
7.375%, 6/1/2020		490,000	535,938
8.125%, 4/30/2020		1,200,000	1,314,000
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		970,000	1,022,138
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021 (b)		3,515,000	3,479,850
144A, 6.375%, 9/15/2020		10,810,000	11,296,450
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		1,300,000	1,293,500
Chrysler Group LLC:
144A, 8.0%, 6/15/2019		800,000	876,000
144A, 8.25%, 6/15/2021		1,245,000	1,408,406
Clear Channel Communications, Inc., 11.25%, 3/1/2021		2,510,000	2,792,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,409,037
Series B, 6.5%, 11/15/2022		3,380,000	3,612,375
Series A, 7.625%, 3/15/2020		990,000	1,061,775
Series B, 7.625%, 3/15/2020		10,455,000	11,291,400
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	199,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,684,025
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		3,329,000	3,545,385
DBP Holding Corp., 144A, 7.75%, 10/15/2020		2,140,000	2,054,400
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,583,281
5.0%, 3/15/2023		3,110,000	3,133,325
6.75%, 6/1/2021		4,420,000	4,950,400
7.875%, 9/1/2019		4,165,000	4,925,112
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		3,760,000	3,280,600
Harron Communications LP, 144A, 9.125%, 4/1/2020		3,705,000	4,186,650
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		1,380,000	1,490,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		4,450,000	4,639,125
Libbey Glass, Inc., 6.875%, 5/15/2020		1,049,000	1,146,033
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		3,160,000	3,456,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		3,225,000	3,394,312
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		465,000	467,325
6.375%, 4/1/2023		5,830,000	6,179,800
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,084,550
MGM Resorts International:
6.625%, 12/15/2021 (b)		5,720,000	6,292,000
6.75%, 10/1/2020		1,625,000	1,801,719
8.625%, 2/1/2019		7,695,000	9,214,762
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,703,625
PNK Finance Corp., 144A, 6.375%, 8/1/2021		2,265,000	2,355,600
Quebecor Media, Inc., 5.75%, 1/15/2023		1,885,000	1,889,713
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,851,200
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		3,655,000	4,148,425
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,158,625
Seminole Indian Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,715,000	3,013,650
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,384,287
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		1,865,000	1,962,912
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		2,765,000	2,875,600
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,595,213
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		2,305,000	2,328,050
Travelport LLC:
144A, 6.361%**, 3/1/2016		1,551,580	1,563,217
144A, 13.875%, 3/1/2016 (PIK)		413,082	435,802
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,657,800
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	8,425,200
144A, 7.5%, 3/15/2019		3,805,000	4,128,425
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,989,500
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	10,050,568
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	516,000
144A, 7.875%, 11/1/2020		4,065,000	4,491,825
144A, 8.5%, 5/15/2021 (b)		1,690,000	1,871,675
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,133,800
Visant Corp., 10.0%, 10/1/2017 (b)		3,535,000	3,521,744
Visteon Corp., 6.75%, 4/15/2019		1,214,000	1,276,218
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		800,000	814,000
			242,800,943
Consumer Staples 4.6%
Big Heart Pet Brands, 7.625%, 2/15/2019		2,288,000	2,383,810
Chiquita Brands International, Inc., 7.875%, 2/1/2021		1,728,000	1,928,880
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		6,410,000	6,810,625
JBS Investments GmbH:
144A, 7.25%, 4/3/2024 (c)		4,640,000	4,640,000
144A, 7.75%, 10/28/2020 (b)		3,600,000	3,793,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		4,670,000	4,961,875
144A, 8.25%, 2/1/2020		1,450,000	1,587,750
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,458,700
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,800,375
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		2,550,000	2,699,812
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		8,670,000	9,081,825
6.875%, 2/15/2021		9,230,000	9,968,400
7.125%, 4/15/2019		3,240,000	3,426,300
8.25%, 2/15/2021 (b)		1,750,000	1,909,688
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		1,930,000	2,055,450
Smithfield Foods, Inc., 6.625%, 8/15/2022		1,990,000	2,149,200
U.S. Foods, Inc., 8.5%, 6/30/2019		3,350,000	3,624,700
			67,280,890
Energy 14.0%
Access Midstream Partners LP, 6.125%, 7/15/2022		2,970,000	3,196,463
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		960,000	974,400
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		1,850,000	1,914,750
6.75%, 11/1/2020		3,265,000	3,444,575
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		6,265,000	6,781,862
8.625%, 10/15/2020		1,760,000	1,925,000
Chaparral Energy, Inc.:
7.625%, 11/15/2022		4,185,000	4,530,262
8.25%, 9/1/2021		2,659,000	2,924,900
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		1,380,000	1,431,750
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,837,500
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		1,445,000	1,510,025
7.75%, 4/1/2019 (b)		2,340,000	2,538,900
Crosstex Energy LP, 7.125%, 6/1/2022 (b)		759,000	887,081
Denbury Resources, Inc., 4.625%, 7/15/2023		1,975,000	1,836,750
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,570,788
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		2,715,000	2,850,750
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,331,800
7.75%, 9/1/2022		2,640,000	2,963,400
9.375%, 5/1/2020		1,415,000	1,636,094
EV Energy Partners LP, 8.0%, 4/15/2019 (b)		7,815,000	8,088,525
Exterran Partners LP, 144A, 6.0%, 10/1/2022 (c)		1,390,000	1,367,357
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		5,155,000	5,348,312
9.75%, 7/15/2020		8,665,000	9,336,537
144A, 9.75%, 7/15/2020		1,930,000	2,074,750
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	1,051,875
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		3,650,000	3,745,813
Linn Energy LLC:
6.5%, 5/15/2019		3,095,000	3,226,538
144A, 7.25%, 11/1/2019		6,880,000	7,172,400
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	2,442,600
144A, 6.5%, 3/15/2021		1,880,000	1,978,700
144A, 7.0%, 3/31/2024		4,640,000	4,906,800
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		4,650,000	4,859,250
10.75%, 10/1/2020 (b)		5,295,000	5,850,975
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		2,710,000	2,798,075
Northern Oil & Gas, Inc., 8.0%, 6/1/2020 (b)		5,340,000	5,673,750
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,805,500
144A, 6.875%, 3/15/2022		3,735,000	4,043,137
6.875%, 1/15/2023		1,120,000	1,215,200
7.25%, 2/1/2019 (b)		5,875,000	6,286,250
Offshore Group Investment Ltd.:
7.125%, 4/1/2023 (b)		3,680,000	3,744,400
7.5%, 11/1/2019 (b)		6,815,000	7,257,975
Regency Energy Partners LP, 5.875%, 3/1/2022		245,000	254,188
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	6,667,031
5.625%, 4/15/2023		1,405,000	1,397,975
Samson Investment Co., 144A, 10.75%, 2/15/2020 (b)		1,355,000	1,476,950
SandRidge Energy, Inc., 7.5%, 3/15/2021		11,545,000	12,324,287
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,050,125
7.125%, 12/15/2021		6,355,000	7,085,825
Swift Energy Co., 7.875%, 3/1/2022 (b)		2,730,000	2,730,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,812,900
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,741,950
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,982,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		2,335,000	2,469,263
WPX Energy, Inc., 5.25%, 1/15/2017 (b)		4,850,000	5,189,500
			202,543,763
Financials 5.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,588,900
Ally Financial, Inc., 5.5%, 2/15/2017		3,490,000	3,786,650
CIT Group, Inc., 3.875%, 2/19/2019		24,960,000	25,233,112
Credit Agricole SA, 144A, 7.875%, 1/23/2024 (b)		2,940,000	3,105,375
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,867,062
6.75%, 6/1/2016		6,070,000	6,570,775
Hellas Telecommunications Finance, 144A, 8.282%**, 7/15/2015 (PIK)*	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,702,600
5.75%, 5/15/2016		895,000	962,689
6.25%, 5/15/2019		2,695,000	2,971,238
8.75%, 3/15/2017		4,075,000	4,783,031
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,835,500
(REIT), 6.875%, 5/1/2021		2,415,000	2,596,125
Societe Generale SA, 144A, 7.875%, 12/18/2023 (b)		7,245,000	7,534,800
			74,537,857
Health Care 6.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		955,000	990,813
7.75%, 2/15/2019		4,325,000	4,671,000
Biomet, Inc.:
6.5%, 8/1/2020		3,350,000	3,607,950
6.5%, 10/1/2020		960,000	1,020,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,523,750
144A, 5.125%, 8/1/2021		485,000	497,125
144A, 6.875%, 2/1/2022 (b)		1,935,000	2,022,075
7.125%, 7/15/2020 (b)		12,190,000	13,226,150
Endo Finance Co., 144A, 5.75%, 1/15/2022		1,935,000	1,983,375
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		1,980,000	2,133,450
HCA, Inc.:
5.875%, 3/15/2022		2,505,000	2,699,137
6.5%, 2/15/2020		9,615,000	10,768,800
7.5%, 2/15/2022		1,109,000	1,267,033
Hologic, Inc., 6.25%, 8/1/2020		1,935,000	2,046,262
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,473,375
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		2,430,000	2,521,125
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		4,662,000	5,046,615
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,726,000	3,059,935
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		1,455,000	1,553,213
Tenet Healthcare Corp.:
4.375%, 10/1/2021 (b)		3,695,000	3,565,675
4.5%, 4/1/2021		460,000	449,650
6.25%, 11/1/2018		14,050,000	15,498,906
			92,625,414
Industrials 9.8%
Accuride Corp., 9.5%, 8/1/2018		2,721,000	2,789,025
ADT Corp.:
4.125%, 4/15/2019 (b)		410,000	406,798
144A, 6.25%, 10/15/2021 (b)		1,405,000	1,443,638
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,202,187
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		4,295,000	4,439,956
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		4,685,000	4,913,394
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,206,575
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		2,823,080	2,921,888
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,889,438
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,402,000
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (c)		1,390,000	1,390,000
144A, 5.75%, 3/15/2022 (b)		2,060,000	2,080,600
144A, 6.0%, 10/15/2022 (c)		2,320,000	2,320,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		4,935,000	5,120,062
Clean Harbors, Inc., 5.125%, 6/1/2021		2,375,000	2,422,500
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,970,625
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,602,163
Darling International, Inc., 144A, 5.375%, 1/15/2022		1,925,000	1,977,938
DigitalGlobe, Inc., 5.25%, 2/1/2021		1,395,000	1,377,563
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,130,400
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,913,525
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,828,750
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,922,700
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,722,125
GenCorp, Inc., 7.125%, 3/15/2021		6,990,000	7,575,412
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,580,000
7.125%, 3/15/2021 (b)		2,480,000	2,737,300
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		5,230,000	5,491,500
Meritor, Inc.:
6.25%, 2/15/2024		970,000	972,425
6.75%, 6/15/2021 (b)		1,860,000	1,966,950
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		7,315,000	7,479,587
8.125%, 2/15/2019		3,255,000	3,287,550
Navios South American Logistics, Inc., 9.25%, 4/15/2019		2,890,000	3,092,300
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	4,039,762
Oshkosh Corp., 144A, 5.375%, 3/1/2022		1,455,000	1,480,463
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		2,425,000	2,449,250
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		2,525,000	2,537,625
6.75%, 12/15/2020		1,465,000	1,571,213
Titan International, Inc., 144A, 6.875%, 10/1/2020		5,600,000	5,936,000
TransDigm, Inc.:
7.5%, 7/15/2021 (b)		3,140,000	3,477,550
7.75%, 12/15/2018		2,820,000	3,024,450
United Rentals North America, Inc.:
5.75%, 7/15/2018		3,460,000	3,702,200
6.125%, 6/15/2023		200,000	212,000
7.375%, 5/15/2020		5,690,000	6,280,337
7.625%, 4/15/2022		5,690,000	6,379,912
Watco Companies LLC, 144A, 6.375%, 4/1/2023		1,385,000	1,405,775
			142,073,411
Information Technology 5.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	1,006,331
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		7,715,000	8,255,050
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,487,813
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		1,440,000	1,537,200
144A, 6.125%, 11/1/2023		250,000	265,938
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		4,135,000	4,352,087
CDW LLC, 8.5%, 4/1/2019		10,025,000	10,977,375
CyrusOne LP, 6.375%, 11/15/2022		950,000	1,002,250
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,958,000
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,402,400
Entegris, Inc., 144A, 6.0%, 4/1/2022 (c)		1,395,000	1,426,388
Equinix, Inc., 5.375%, 4/1/2023 (b)		6,455,000	6,584,100
First Data Corp.:
144A, 6.75%, 11/1/2020		8,955,000	9,626,625
144A, 7.375%, 6/15/2019		2,155,000	2,316,625
144A, 8.75%, 1/15/2022 (PIK)		3,735,000	4,080,487
144A, 8.875%, 8/15/2020		3,745,000	4,147,587
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		2,435,000	2,584,144
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		680,000	693,600
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		4,495,000	4,933,262
7.625%, 6/15/2021		1,910,000	2,153,525
IAC/InterActiveCorp., 4.75%, 12/15/2022		1,875,000	1,835,156
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		975,000	1,021,313
NCR Corp.:
144A, 5.875%, 12/15/2021		485,000	510,463
144A, 6.375%, 12/15/2023		1,210,000	1,285,625
			78,443,344
Materials 6.8%
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		1,390,000	1,379,575
Berry Plastics Corp.:
9.5%, 5/15/2018 (b)		3,000,000	3,172,500
9.75%, 1/15/2021		3,510,000	4,075,987
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		2,885,580	3,145,282
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	3,969,700
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,221,625
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015 (b)		10,490,000	10,385,100
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	2,077,775
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		2,410,000	2,554,600
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		4,854,000	4,914,675
144A, 7.0%, 2/15/2021		4,854,000	4,938,945
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		2,970,000	3,125,925
144A, 6.875%, 4/1/2022 (b)		2,415,000	2,602,163
144A, 8.25%, 11/1/2019 (b)		2,530,000	2,783,000
Greif, Inc., 7.75%, 8/1/2019		910,000	1,041,950
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		2,215,000	2,292,525
8.875%, 2/1/2018		4,455,000	4,633,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,603,250
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,672,175
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,449,075
Novelis, Inc., 8.75%, 12/15/2020 (b)		5,100,000	5,699,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,603,074
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,310,250
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		3,445,000	3,686,150
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,448,831
Polymer Group, Inc., 7.75%, 2/1/2019		2,335,000	2,498,450
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,215,400
144A, 8.25%, 1/15/2021		1,380,000	1,421,400
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		1,315,000	1,469,513
144A, 8.375%, 9/15/2021		1,315,000	1,513,894
			97,905,239
Telecommunication Services 19.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,582,500
144A, 7.875%, 12/15/2019		2,120,000	2,316,100
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,416,800
B Communications Ltd., 144A, 7.375%, 2/15/2021		2,425,000	2,546,250
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	967,150
Series W, 6.75%, 12/1/2023		3,900,000	4,138,875
Cincinnati Bell, Inc.:
8.375%, 10/15/2020 (b)		12,080,000	13,227,600
8.75%, 3/15/2018 (b)		5,865,000	6,136,256
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	2,126,950
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		10,040,000	11,475,720
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022 (c)		2,325,000	2,351,156
144A, 8.25%, 9/30/2020		13,857,000	14,792,347
144A, 10.5%, 4/15/2018		4,005,000	4,245,300
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	832,000
144A, 8.25%, 9/1/2017		12,540,000	13,041,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	4,552,995	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		12,450,000	12,916,875
7.625%, 4/15/2024		980,000	1,024,100
8.25%, 4/15/2017		2,796,000	3,253,845
8.5%, 4/15/2020 (b)		855,000	993,938
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		4,390,000	4,302,200
7.25%, 10/15/2020		10,060,000	10,915,100
7.5%, 4/1/2021		10,740,000	11,787,150
8.5%, 11/1/2019		4,825,000	5,174,812
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		5,970,000	6,283,425
144A, 8.125%, 6/1/2023		950,000	1,007,000
Level 3 Communications, Inc., 8.875%, 6/1/2019		545,000	598,819
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		1,460,000	1,540,300
7.0%, 6/1/2020		11,605,000	12,576,919
8.125%, 7/1/2019 (b)		5,585,000	6,129,537
8.625%, 7/15/2020		4,660,000	5,225,025
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,210,962
7.875%, 9/1/2018		3,260,000	3,463,750
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		6,700,000	6,549,250
Pacnet Ltd., 144A, 9.0%, 12/12/2018		1,500,000	1,601,250
SBA Communications Corp., 5.625%, 10/1/2019		1,920,000	2,011,200
SBATelecommunications, Inc., 5.75%, 7/15/2020		4,000,000	4,190,000
Sprint Communications, Inc.:
6.0%, 12/1/2016		8,320,000	9,120,800
8.375%, 8/15/2017		2,810,000	3,305,263
9.125%, 3/1/2017		2,880,000	3,405,600
Sprint Corp., 144A, 7.125%, 6/15/2024		2,420,000	2,541,000
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		975,000	1,021,313
6.5%, 1/15/2024		975,000	1,021,313
6.625%, 4/1/2023 (b)		2,300,000	2,438,000
6.633%, 4/28/2021		250,000	268,750
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	7,415,405
tw telecom holdings, Inc.:
5.375%, 10/1/2022 (b)		2,625,000	2,677,500
5.375%, 10/1/2022		450,000	459,000
6.375%, 9/1/2023		2,260,000	2,418,200
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,599,650
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		9,145,000	10,082,362
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,850,000	5,286,500
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		1,850,000	2,011,875
144A, 7.25%, 2/15/2018		3,475,000	3,666,125
Windstream Corp.:
6.375%, 8/1/2023		2,335,000	2,276,625
7.5%, 6/1/2022		11,470,000	12,100,850
7.5%, 4/1/2023 (b)		3,810,000	4,000,500
7.75%, 10/15/2020 (b)		485,000	520,163
7.75%, 10/1/2021		6,460,000	6,944,500
7.875%, 11/1/2017		3,775,000	4,331,813
			279,865,168
Utilities 1.4%
AES Corp.:
8.0%, 10/15/2017		327,000	387,086
8.0%, 6/1/2020		4,120,000	4,861,600
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,136,000	3,426,080
144A, 7.875%, 7/31/2020		3,643,000	4,007,300
Enel SpA, 144A, 8.75%, 9/24/2073		4,230,000	4,746,483
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		4,626,000	1,619,100
NRG Energy, Inc., 7.625%, 1/15/2018		1,660,000	1,863,350
			20,910,999
Total Corporate Bonds (Cost $1,237,543,962)			1,298,987,028

Government & Agency Obligations 0.4%
Other Government Related (d) 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,243,575
U.S. Treasury Obligation 0.1%
U.S. Treasury Note, 1.0%, 8/31/2016 (e)		1,000,000	1,008,828
Total Government & Agency Obligations (Cost $5,070,825)			5,252,403

Loan Participations and Assignments 0.4%
Senior Loans**
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		3,500,000	0
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		3,680,000	3,767,915
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		2,068,409	2,143,389
Total Loan Participations and Assignments (Cost $9,184,260)			5,911,304

Convertible Bonds 1.0%
Consumer Discretionary 0.0%
MGM Resorts International, 4.25%, 4/15/2015		405,000	589,528
Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	13,859,898
Total Convertible Bonds (Cost $7,686,289)			14,449,426

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,678,359)		6,975,000	6,138,000

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)	107	320,463
Trump Entertainment Resorts, Inc.*	366	0
		320,463
Industrials 0.0%
Congoleum Corp.*	135,300	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	99,809
GEO Specialty Chemicals, Inc. 144A*	12,448	9,088
		108,897
Total Common Stocks (Cost $2,030,731)		429,360

Preferred Stock 0.7%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $9,645,814)	10,342	10,266,374

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	672,806	486,170
Hercules Trust II, Expiration Date 3/31/2029*	6,700	56,385
Total Warrants (Cost $1,482,531)		542,555

Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.07% (g) (h) (Cost $176,743,397)	176,743,397	176,743,397

Cash Equivalents 6.5%
Central Cash Management Fund, 0.05% (g) (Cost $94,740,685)	94,740,685	94,740,685

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,548,806,853)†	111.1	1,613,460,532
Other Assets and Liabilities, Net	(11.1)	(161,244,855)
Net Assets	100.0	1,452,215,677

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	3,500,000	3,508,969	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	4,552,995	6,197,952	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	EUR	2,522,281	715,282	0
					10,422,203	0

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

† The cost for federal income tax purposes was $1,550,606,050. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $62,854,482. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,060,227 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,205,745.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $169,697,842, which is 11.7% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At March 31, 2014, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.

(f) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	387,564	320,463	.02

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

At March 31, 2014, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/20/2011 9/20/2015	7,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	469,292	131,170	338,122
6/21/2010 9/20/2015	1,500,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	106,895	(142,500)	249,395
6/21/2010 9/20/2015	2,430,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	173,169	(210,900)	384,069
6/21/2010 9/20/2015	900,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	64,137	(62,061)	126,198
6/21/2010 9/20/2015	4,270,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	304,294	(76,117)	380,411
12/20/2010 3/20/2016	5,000,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	463,649	197,419	266,230
12/20/2010 3/20/2016	10,000,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	859,104	219,087	640,017
3/21/2011 6/20/2016	8,915,000	5	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB–	939,718	474,774	464,944
3/21/2011 6/20/2016	5,530,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B–	527,152	91,954	435,198
6/20/2011 9/20/2016	3,670,000	5	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	(280,754)	67,642	(348,396)
9/20/2011 12/20/2016	2,400,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	294,374	58,570	235,804
12/20/2011 3/20/2017	3,450,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	405,955	86,377	319,578
9/20/2012 12/20/2017	4,730,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	691,891	261,714	430,177
6/20/2013 9/20/2018	6,450,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	752,108	342,697	409,411
6/20/2013 9/20/2018	1,715,000	1	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	239,500	122,604	116,896
6/20/2013 9/20/2018	2,370,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	378,184	189,364	188,820
9/30/2013 12/20/2018	5,000,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	578,028	383,049	194,979
9/30/2013 12/20/2018	5,000,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	578,028	389,675	188,353
9/30/2013 12/20/2018	2,700,000	5	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	354,206	240,055	114,151
9/30/2013 12/20/2018	9,875,000	2	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	1,295,475	927,277	368,198
Total net unrealized appreciation							5,502,555

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:

1 The Goldman Sachs & Co.

2 JPMorgan Chase Securities, Inc.

3 Credit Suisse

4 Bank of America

5 Barclays Bank PLC

6 UBS AG

At March 31, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	16,030,000	USD	22,195,988	4/15/2014	112,986	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (k)
Corporate Bonds	$—	$1,298,987,028	$0	$1,298,987,028
Government & Agency Obligations	—	5,252,403	—	5,252,403
Loan Participations and Assignments	—	5,911,304	0	5,911,304
Convertible Bonds	—	589,528	13,859,898	14,449,426
Preferred Security	—	6,138,000	—	6,138,000
Common Stocks (k)	—	—	429,360	429,360
Preferred Stock	—	10,266,374	—	10,266,374
Warrants (k)	—	—	542,555	542,555
Short-Term Investments (k)	271,484,082	—	—	271,484,082
Derivatives (l)
Credit Default Swap Contracts	—	5,850,951	—	5,850,951
Forward Foreign Currency Exchange Contracts	—	112,986	—	112,986
Total	$271,484,082	$1,333,108,574	$14,831,813	$1,619,424,469
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (l)
Credit Default Swap Contracts	$—	$(348,396)	$—	$(348,396)
Total	$—	$(348,396)	$—	$(348,396)

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Convertible Bonds	Loan Participations and Assignments
Balance as of September 30, 2013	$0	$12,169,862	$0
Realized gain (loss)	(3,674,220)	—	—
Change in unrealized appreciation (depreciation)	3,678,588	1,652,663	—
Amortization premium/discount	—	37,373	—
Purchases	—	—	—
Sales	(4,368)	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2014	$0	$13,859,898	$0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2014	$0	$1,652,663	$—

	Common Stocks	Warrants	Total
Balance as of September 30, 2013	$1,919,368	$501,141	$14,590,371
Realized gain (loss)	298,665	—	(3,375,555)
Change in unrealized appreciation (depreciation)	(275,019)	41,414	5,097,646
Amortization premium/discount	—	—	37,373
Purchases	—	—	—
Sales	(1,513,654)	—	(1,518,022)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2014	$429,360	$542,555	$14,831,813
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2014	$23,646	$41,414	$1,717,723

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 3/31/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$320,463	Asset Valuation	Book Value of Equity	$3,749.82 per share
			Discount for Lack of Marketability	20%
	$0	Asset Valuation	Book Value of Equity	0
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$108,897	Market Approach	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$56,385	Black Scholes Option Pricing Model	Implied Volatility	32%
			Discount for Lack of Marketability	20%
	$486,170	Market Approach	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Telecommunication Services	$0	Asset Valuation	Book Value	0
Finance	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$13,859,898	Convertible Bond Methodology	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,277,322,771) — including $169,697,842 of securities loaned	$1,341,976,450
Investment in Daily Assets Fund Institutional (cost $176,743,397)*	176,743,397
Investment in Central Cash Management Fund (cost $94,740,685)	94,740,685
Total investments in securities, at value (cost $1,548,806,853)	1,613,460,532
Cash	248,067
Foreign currency, at value (cost $36)	36
Deposit from broker on swap contracts	3,120,000
Receivable for investments sold	7,788,217
Receivable for Fund shares sold	623,080
Interest receivable	24,653,453
Unrealized appreciation on swap contracts	5,850,951
Unrealized appreciation on forward foreign currency exchange contracts	112,986
Upfront payments paid on swap contracts	4,183,428
Other assets	58,805
Total assets	1,660,099,555
Liabilities
Payable upon return of securities loaned	176,743,397
Payable for investments purchased	9,810,405
Payable for investments purchased — when-issued securities	13,437,357
Payable for Fund shares redeemed	2,135,295
Payable upon return of deposit for swap contracts	3,120,000
Unrealized depreciation on swap contracts	348,396
Upfront payments received on swap contracts	491,578
Accrued management fee	558,255
Accrued Trustees' fees	7,708
Other accrued expenses and payables	1,231,487
Total liabilities	207,883,878
Net assets, at value	$1,452,215,677

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2014 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(4,926,914)
Net unrealized appreciation (depreciation) on: Investments	64,653,679
Swap contracts	5,502,555
Foreign currency	116,297
Accumulated net realized gain (loss)	(342,704,963)
Paid-in capital	1,729,575,023
Net assets, at value	$1,452,215,677
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,198,899,506 ÷ 237,597,619 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.05
Maximum offering price per share (100 ÷ 95.50 of $5.05)	$5.29
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,205,677 ÷ 1,031,594 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.05
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($117,937,531 ÷ 23,345,907 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.05
Class R Net Asset Value, offering and redemption price(a) per share ($83,792 ÷ 16,622 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.04
Class S Net Asset Value, offering and redemption price(a) per share ($16,664,362 ÷ 3,300,694 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.05
Institutional Class Net Asset Value, offering and redemption price(a) per share ($113,424,809 ÷ 22,456,437 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.05

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2014 (Unaudited)
Investment Income
Income: Dividends	$299,078
Interest	47,277,508
Income distributions — Central Cash Management Fund	19,220
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	158,102
Total income	47,753,908
Expenses: Management fee	3,280,135
Administration fee	730,933
Services to shareholders	780,852
Distribution and service fees	2,003,393
Custodian fee	21,893
Professional fees	67,734
Reports to shareholders	60,210
Registration fees	64,804
Trustees' fees and expenses	30,206
Other	43,213
Total expenses before expense reductions	7,083,373
Expense reductions	(4,404)
Total expenses after expense reductions	7,078,969
Net investment income	40,674,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	7,800,659
Swap contracts	2,305,132
Foreign currency	(1,257,186)
8,848,605
Change in net unrealized appreciation (depreciation) on: Investments	36,330,801
Swap contracts	571,547
Foreign currency	702,397
37,604,745
Net gain (loss)	46,453,350
Net increase (decrease) in net assets resulting from operations	$87,128,289

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations: Net investment income	$40,674,939	$96,035,939
Operations: Net investment income	$40,674,939	$96,035,939
Net realized gain (loss)	8,848,605	30,513,504
Change in net unrealized appreciation (depreciation)	37,604,745	(19,595,700)
Net increase (decrease) in net assets resulting from operations	87,128,289	106,953,743
Distributions to shareholders from: Net investment income: Class A	(34,983,823)	(84,421,876)
Class B	(147,584)	(593,197)
Class C	(2,925,060)	(6,977,530)
Class R	(678)	(1,409)
Class S	(573,356)	(1,436,087)
Institutional Class	(3,583,861)	(12,490,771)
Net realized gains: Class A	—	(2,524,131)
Class B	—	(25,275)
Class C	—	(229,971)
Class R	—	(2)
Class S	—	(38,439)
Institutional Class	—	(369,088)
Total distributions	(42,214,362)	(109,107,776)
Fund share transactions: Proceeds from shares sold	86,422,370	340,728,358
Reinvestment of distributions	36,472,575	91,542,322
Payments for shares redeemed	(173,469,102)	(650,023,521)
Redemption fees	3,716	80,586
Net increase (decrease) in net assets from Fund share transactions	(50,570,441)	(217,672,255)
Increase (decrease) in net assets	(5,656,514)	(219,826,288)
Net assets at beginning of period	1,457,872,191	1,677,698,479
Net assets at end of period (including distributions in excess of net investment income of $4,926,914 and $3,387,491, respectively)	$1,452,215,677	$1,457,872,191

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.90	$4.42	$4.77	$4.44	$4.32
Income (loss) from investment operations: Net investment incomea	.14		.30	.32	.37	.38	.35
Net realized and unrealized gain (loss)	.17		.03	.49	(.31)	.33	.12
Total from investment operations	.31		.33	.81	.06	.71	.47
Less distributions from: Net investment income	(.15)		(.33)	(.33)	(.39)	(.38)	(.35)
Net realized gains	—		(.01)	—	(.02)	—	—
Return of capital	—		—	—	—	—	(.00	)***
Total distributions	(.15)		(.34)	(.33)	(.41)	(.38)	(.35)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$5.05		$4.89	$4.90	$4.42	$4.77	$4.44
Total Return (%)b	6.31	**	6.84	18.96	.91	16.69	12.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,199		1,199	1,338	1,125	1,294	1,271
Ratio of expenses (%)	.92	*	.92	.92	.93	.96	.96
Ratio of net investment income (%)	5.61	*	6.00	6.77	7.58	8.26	9.16
Portfolio turnover rate (%)	24	**	54	50	68	73	69
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended September 30,
Class B	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.90	$4.42	$4.77	$4.44	$4.32
Income (loss) from investment operations: Net investment incomea	.12		.26	.28	.33	.34	.32
Net realized and unrealized gain (loss)	.16		.03	.50	(.31)	.33	.12
Total from investment operations	.28		.29	.78	.02	.67	.44
Less distributions from: Net investment income	(.12)		(.29)	(.30)	(.35)	(.34)	(.32)
Net realized gains	—		(.01)	—	(.02)	—	—
Return of capital	—		—	—	—	—	(.00	)*
Total distributions	(.12)		(.30)	(.30)	(.37)	(.34)	(.32)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$5.05		$4.89	$4.90	$4.42	$4.77	$4.44
Total Return (%)b	5.87	**	5.95	18.01	.11	15.74	11.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		7	15	21	34	44
Ratio of expenses (%)	1.78	*	1.73	1.74	1.71	1.75	1.77
Ratio of net investment income (%)	4.74	*	5.20	5.98	6.80	7.46	8.35
Portfolio turnover rate (%)	24	**	54	50	68	73	69
a Based on average shares outstanding during the period. b Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended September 30,
Class C	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.90	$4.42	$4.78	$4.44	$4.33
Income (loss) from investment operations: Net investment incomea	.12		.26	.28	.33	.35	.32
Net realized and unrealized gain (loss)	.16		.04	.50	(.32)	.34	.12
Total from investment operations	.28		.30	.78	.01	.69	.44
Less distributions from: Net investment income	(.13)		(.29)	(.30)	(.35)	(.35)	(.33)
Net realized gains	—		(.01)	—	(.02)	—	—
Return of capital	—		—	—	—	—	(.00	)***
Total distributions	(.13)		(.30)	(.30)	(.37)	(.35)	(.33)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$5.05		$4.90	$4.90	$4.42	$4.78	$4.44
Total Return (%)b	5.69	**	6.23	18.05	.16	15.81	11.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118		114	120	98	110	110
Ratio of expenses (%)	1.69	*	1.69	1.69	1.68	1.71	1.72
Ratio of net investment income (%)	4.84	*	5.23	6.00	6.83	7.50	8.40
Portfolio turnover rate (%)	24	**	54	50	68	73	69
a Based on average shares outstanding during the period. b Total return does not reflect the effect of sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

Class R	Six Months Ended 3/31/14 (Unaudited)		Year Ended 9/30/13	Period Ended 9/30/12a
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.89	$4.81
Income (loss) from investment operations: Net investment incomeb	.13		.28	.13
Net realized and unrealized gain (loss)	.16		.04	.08
Total from investment operations	.29		.32	.21
Less distributions from: Net investment income	(.14)		(.31)	(.13)
Net realized gains	—		(.01)	—
Total distributions	(.14)		(.32)	(.13)
Redemption fees	.00	***	.00 ***	.00	***
Net asset value, end of period	$5.04		$4.89	$4.89
Total Return (%)c	5.90	**	6.59	4.41	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	84		31	1
Ratio of expenses before expense reductions (%)	1.46	*	1.50	5.59	*
Ratio of expenses after expense reductions (%)	1.31	*	1.32	1.40	*
Ratio of net investment income (%)	5.15	*	5.57	6.34	*
Portfolio turnover rate (%)	24	**	54	50
a For the period from May 1, 2012 (commencement of operations of Class R) to September 30, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S	Six Months Ended 3/31/14 (Unaudited)		Year Ended 9/30/13	Period Ended 9/30/12a
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.89	$4.81
Income (loss) from investment operations: Net investment incomeb	.14		.30	.13
Net realized and unrealized gain (loss)	.17		.04	.09
Total from investment operations	.31		.34	.22
Less distributions from: Net investment income	(.15)		(.33)	(.14)
Net realized gains	—		(.01)	—
Total distributions	(.15)		(.34)	(.14)
Redemption fees	.00	***	.00 ***	.00	***
Net asset value, end of period	$5.05		$4.89	$4.89
Total Return (%)c	6.36	**	7.11	4.71	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		20	17
Ratio of expenses before expense reductions (%)	.86	*	.85	.92	*
Ratio of expenses after expense reductions (%)	.81	*	.82	.90	*
Ratio of net investment income (%)	5.70	*	6.08	6.61	*
Portfolio turnover rate (%)	24	**	54	50
a For the period from May 1, 2012 (commencement of operations of Class S) to September 30, 2012.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.90	$4.42	$4.77	$4.44	$4.33
Income (loss) from investment operations: Net investment incomea	.15		.31	.33	.38	.39	.36
Net realized and unrealized gain (loss)	.15		.04	.50	(.31)	.34	.12
Total from investment operations	.30		.35	.83	.07	.73	.48
Less distributions from: Net investment income	(.15)		(.34)	(.35)	(.40)	(.40)	(.37)
Net realized gains	—		(.01)	—	(.02)	—	—
Return of capital	—		—	—	—	—	(.00	)***
Total distributions	(.15)		(.35)	(.35)	(.42)	(.40)	(.37)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$5.05		$4.90	$4.90	$4.42	$4.77	$4.44
Total Return (%)	6.23	**	7.34	19.29	1.22	17.03	13.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	113		118	189	58	67	92
Ratio of expenses (%)	.70	*	.66	.66	.66	.68	.67
Ratio of net investment income (%)	5.83	*	6.24	7.06	7.85	8.53	9.45
Portfolio turnover rate (%)	24	**	54	50	68	73	69
a Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swaps contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed- and floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $350,160,000, including $349,045,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2014 ($44,333,000), September 30, 2015 ($38,251,000), September 30, 2016 ($21,744,000), September 30, 2017 ($132,681,000), September 30, 2018 ($101,111,000) and September 30, 2019 ($10,925,000), the respective expiration dates, whichever occurs first; and approximately $1,115,000 of long-term post-enactment losses.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2013, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended March 31, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $81,165,000 to $99,905,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $22,196,000 to $35,610,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,281,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$5,850,951	$5,850,951
Foreign Exchange Contracts (b)	112,986	—	112,986
	$112,986	$5,850,951	$5,963,937
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liabilities Derivatives	Swap Contracts
Credit Contracts (a)	$(348,396)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on swap contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$2,305,132	$2,305,132
Foreign Exchange Contracts (b)	(1,450,844)	—	(1,450,844)
	$(1,450,844)	$2,305,132	$854,288
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$571,547	$571,547
Foreign Exchange Contracts (b)	711,233	—	711,233
	$711,233	$571,547	$1,282,780
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of March 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets
The Goldman Sachs & Co.	$1,409,586	$—	$—	$—	$1,409,586
JPMorgan Chase Securities, Inc.	1,319,021	—	—	(1,319,021)	—
Credit Suisse	1,087,446	—	—	—	1,087,446
Bank of America	789,822	—	—	(789,822)	—
Barclays Bank PLC	814,899	(348,396)	—	—	466,503
UBS AG	430,177	—	—	—	430,177
Citigroup, Inc.	112,986	—	—	—	112,986
	$5,963,937	$(348,396)	$—	$(2,108,843)	$3,506,698
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank PLC	$348,396	$(348,396)	$—	$—	$—

* The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended March 31, 2014, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $324,881,489 and $399,185,564, respectively. Purchases and sales of U.S. Treasury obligations aggregated $7,032,875 and $8,012,161, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund's average daily net assets.

For the period from October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:
Class A	1.06%
Class B	1.81%
Class C	1.81%
Class R	1.31%
Class S	.81%
Institutional Class	.81%

For the six months ended March 31, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class S	$4,383
Class R	21
$4,404

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2014, the Administration Fee was $730,933, of which $124,301 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2014, the amounts charged to the Fund by DISC were as follows:
Service Provider Fees	Total Aggregated	Unpaid at March 31, 2014
Class A	$270,820	$101,828
Class B	2,902	1,251
Class C	17,641	7,021
Class R	22	8
Class S	7,963	3,334
Institutional Class	32,098	10,773
	$331,446	$124,215

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, Class C and Class R shares. For the six months ended March 31, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2014
Class B	$22,364	$3,422
Class C	434,042	75,066
Class R	34	14
	$456,440	$78,502

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2014	Annualized Rate
Class A	$1,396,146	$494,525	.23%
Class B	7,391	2,815	.25%
Class C	143,384	46,046	.25%
Class R	32	20	.23%
	$1,546,953	$543,406

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2014, aggregated $38,145.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2014, the CDSC for Class B and C shares aggregated $5,458 and $2,243, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2014, DIDI received $1,748 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,868, of which $7,204 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2014, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $15,922.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2014.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	10,735,502	$53,543,026	33,693,140	$167,220,606
Class B	39,607	196,853	50,672	249,009
Class C	1,614,321	8,075,049	3,255,093	16,210,570
Class R	15,649	78,715	6,204	30,731
Class S	2,023,783	10,105,561	4,714,489	23,364,125
Institutional Class	2,883,887	14,423,166	26,750,531	133,653,317
		$86,422,370		$340,728,358
Shares issued to shareholders in reinvestment of distributions
Class A	5,988,215	$29,870,092	14,442,489	$71,422,559
Class B	25,082	125,146	101,556	502,275
Class C	526,845	2,633,589	1,234,736	6,111,929
Class R	136	678	285	1,411
Class S	68,911	343,806	214,720	1,061,232
Institutional Class	700,551	3,499,264	2,508,810	12,442,916
		$36,472,575		$91,542,322
Shares redeemed
Class A	(24,099,472)	$(120,288,343)	(76,338,650)	$(377,045,869)
Class B	(404,765)	(2,017,956)	(1,809,781)	(8,985,132)
Class C	(2,103,673)	(10,505,697)	(5,616,042)	(27,823,288)
Class R	(5,505)	(27,390)	(361)	(1,799)
Class S	(2,941,981)	(14,680,165)	(4,220,567)	(20,894,052)
Institutional Class	(5,175,220)	(25,949,551)	(43,715,779)	(215,273,381)
		$(173,469,102)		$(650,023,521)
Redemption fees		$3,716		$80,586
Net increase (decrease)
Class A	(7,375,755)	$(36,872,891)	(28,203,021)	$(138,364,768)
Class B	(340,076)	(1,695,957)	(1,657,553)	(8,233,848)
Class C	37,493	204,323	(1,126,213)	(5,500,195)
Class R	10,280	52,003	6,128	30,343
Class S	(849,287)	(4,230,798)	708,642	3,531,305
Institutional Class	(1,590,782)	(8,027,121)	(14,456,438)	(69,135,092)
		$(50,570,441)		$(217,672,255)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2013 to March 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,063.10	$1,058.70	$1,056.90	$1,059.00	$1,063.60	$1,062.30
Expenses Paid per $1,000*	$4.73	$9.14	$8.67	$6.72	$4.17	$3.60
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,020.34	$1,016.06	$1,016.50	$1,018.40	$1,020.89	$1,021.44
Expenses Paid per $1,000*	$4.63	$8.95	$8.50	$6.59	$4.08	$3.53

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS High Income Fund	.92%	1.78%	1.69%	1.31%	.81%	.70%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS High Income Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYBX	KHYCX	KHYSX	KHYIX
CUSIP Number	23337M 107	23337M 206	23337M 305	23339E 384	23337M 404
Fund Number	008	208	308	2308	513

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	KHYRX
CUSIP Number	23339E 392
Fund Number	1568

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIF-3
(R-027141-3 5/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 30, 2014